Other income, net	12 Months Ended
Dec. 31, 2022
Other income, net
Other income, net

20.          Other income, net

	Years ended December 31,
(In thousands)	2020	2021	2022
Government subsidy income	2,287	3,206	2,377
Investment income from short-term investments	2,943	2,486	2,903
Net unrealized gains arising from long-term investments	794	—	437
Investment income on disposal of long-term investments	214	42	—
Impairment on long-term investments	(794)	—	(590)
Exchange (losses)/gains, net	(2,948)	(1,205)	4,494
VAT deduction	1,361	818	1,220
Gains from reversal of long outstanding payables	—	—	3,239
Others	880	(669)	(535)
Total	4,737	4,678	13,545